MINERAL PROPERTY EXPENDITURES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
MINERAL PROPERTY EXPENDITURES
Schedule of Mineral Property Expenses

        Mineral property expenditures by geographical location for the three months ended March 31, 2019 and 2018 are as follows:

	For the Three Months Ended Mar 31,
	2019	2018
	(thousands of dollars)
Temrezli project, Turkey	$—	$79

Total Turkey projects	—	79
Kingsville Dome project, Texas	244	251
Rosita project, Texas	117	197
Vasquez project, Texas	186	235
Other projects, Texas	—	6

Total Texas projects	547	689
Cebolleta project, New Mexico	—	—
Juan Tafoya project, New Mexico	6	6

Total New Mexico projects	6	6
Columbus Basin project, Nevada	—	2
Railroad Valley project, Nevada	—	4

Total Nevada projects	—	6
Sal Rica project, Utah	1	2

Total Utah projects	1	2
Coosa project, Alabama	80	—

Total Alabama Projects	80	—

Total expense for the period	$634	782

The Company spent the following amounts for each of its material properties:

	For the year ended December 31,
	2018	2017
	(thousands of dollars)
Temrezli project, Turkey	$117	$261
Total Turkey projects	117	261

Kingsville Dome project, Texas	800	810
Rosita project, Texas	738	590
Vasquez project, Texas	631	572
Other projects, Texas	20	71
Total Texas projects	2,189	2,043

Cebolleta project, New Mexico	389	538
Juan Tafoya project, New Mexico	223	542
Total New Mexico projects	612	1,080

Columbus Basin project, Nevada	249	866
Railroad Valley, Nevada	90	241
Total Nevada projects	339	1,107

Sal Rica project, Utah	141	93
Total Utah projects	141	93

Coosa project, Alabama	140	-
Total Alabama projects	140	-

Total expense for the period	$3,538	$4,584